Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000243906 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243906 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243906 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243906 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243906 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243906 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243906 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243906 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000243906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000243906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000243906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000243906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000243906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000243906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243906 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000247844 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000247844 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000247844 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000247844 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247844 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247844 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247844 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247844 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247844 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247844 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247844 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000247844 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000247844 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000247844 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000247844 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000247844 [Member] | Oil And Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000247844 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247844 [Member] | Electric Generation, Transmission and Distribution Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000247844 [Member] | Propane [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000247844 [Member] | Coal [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000247844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%